Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000266022 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000266022 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000266022 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000266022 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000266022 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000266022 | 46137V357 | Invesco S&P 500 Equal Weight ETF, N
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000266022 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000266022 | 92647X764 | VictoryShares Free Cash Flow Growth ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000266022 | 78468R390 | State Street SPDR Portfolio Nasdaq 100 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000266022 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000266022 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.00%
C000266022 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000266022 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000266022 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000266022 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000266022 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000274166 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000274166 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274166 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274166 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000274166 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000274166 | 46137V357 | Invesco S&P 500 Equal Weight ETF, N
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000274166 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000274166 | 92647X764 | VictoryShares Free Cash Flow Growth ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000274166 | 78468R390 | State Street SPDR Portfolio Nasdaq 100 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000274166 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000274166 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.00%
C000274166 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000274166 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000274166 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000274166 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000274166 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.90%
C000274167 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000274167 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274167 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274167 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000274167 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000274167 | 46137V357 | Invesco S&P 500 Equal Weight ETF, N
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000274167 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000274167 | 92647X764 | VictoryShares Free Cash Flow Growth ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000274167 | 78468R390 | State Street SPDR Portfolio Nasdaq 100 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000274167 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000274167 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	99.00%
C000274167 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.00%
C000274167 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000274167 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000274167 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000274167 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.90%